TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables trade receivables and other current assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2021	2020
Trade receivables	$629	$614
Collateral deposits(1)	434	1
Prepaids and others	354	64
Inventory	31	26
Income tax receivables	39	15
Other short-term receivables	139	162
Current portion of contract asset	57	46
	$1,683	$928
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.